Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 1,821,734	$ 5,599,330	$ 7,206,713	$ 5,077,920
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(3,294,864)	(448,071)	(4,462,497)	0
Change in fair value of warrant liabilities	611,607	(7,097,595)	(8,135,024)	(7,977,190)
Transaction costs allocated to warrant liabilities			0	586,339
Changes in operating assets and liabilities:
Due from Sponsor	(1,500)	(1,500)	(1,500)
Prepaid expenses	17,901	119,464	327,136	(361,866)
Accounts payable and accrued expenses	362,808	1,372,543	4,416,306	1,024,627
Net cash used in operating activities	(482,314)	(455,829)	(648,866)	(1,650,170)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			0	(309,450,720)
Cash withdrawn from Trust Account in connection with redemption	268,585,494	0
Net cash provided by investing activities	268,585,494	0	0	(309,450,720)
Cash Flows from Financing Activities:
Related party advance	300,000	0
Redemption of ordinary shares	(268,585,494)	0
Proceeds from sale of Units, net of underwriting discounts paid			0	303,261,706
Proceeds from sale of Private Placement Warrants			0	9,189,015
Repayment of promissory note – related party			0	(171,357)
Payment of offering costs			0	(317,000)
Net cash used in financing activities	(268,285,494)	0	0	311,962,364
Net Change in Cash	(182,314)	(455,829)	(648,866)	861,474
Cash – Beginning of the period	212,608	861,474	861,474	0
Cash – End of the period	$ 30,294	$ 405,645	212,608	861,474
Non-cash investing and financing activities:
Offering costs paid through promissory note			0	130,916
Payment of prepaid expenses through promissory note			0	26,800
Deferred underwriting fee payable			0	10,830,775
Forfeiture of Founder Shares			$ 0	$ (89)